Accounts Receivable, Net - Accounts Receivable Activity (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	[1]	$ 42,672		$ 38,955
Less: allowance for current expected credit losses		(9,869)	[1]	(6,336)	[1]	$ (1,535)		$ (1,036)
Accounts receivable, net	[1]	$ 32,803		$ 32,619

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.